Schedule of Investments January 31, 2023 (Unaudited)
V-Shares MSCI World ESG Materiality and Carbon Transition ETF

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 6.7%
Activision Blizzard, Inc.	112	$8,576
AT&T, Inc.	774	15,766
Auto Trader Group PLC (a)	824	6,360
Comcast Corp.	464	18,258
Deutsche Telekom (a)	390	8,662
Electronic Arts, Inc.	42	5,405
Interpublic Group, Inc.	122	4,448
KDDI Corp. (a)	400	12,485
Koninklijke KPN (a)	974	3,323
Nippon Telegraph & Telephone Corp. (a)	200	5,986
Orange (a)	210	2,217
Rogers Communications, Inc. (a)	84	4,072
SoftBank Corp. (a)	600	6,858
Telefonica (a)	1,181	4,473
T-Mobile US, Inc. (b)	64	9,556
Verizon Communications, Inc.	428	17,792
Vodafone Group PLC (a)	4,198	4,813
Walt Disney (b)	204	22,132
WPP PLC (a)	394	4,578
		165,760
Consumer Discretionary - 11.1%
Adidas (a)	42	6,723
Amazon.com, Inc. (b)	1,088	112,205
Aptiv PLC (b)	28	3,166
Aristocrat Leisure Ltd. (a)	374	8,950
Bayerische Motoren Werke (a)	50	5,063
Booking Holdings, Inc. (b)	6	14,605
Cie Financiere Richemont (a)	70	10,697
Cie Generale des Etablissements Michelin SCA (a)	160	5,031
Expedia Group, Inc. - Class A (b)	32	3,658
Kering (a)	14	8,674
LVMH Moet Hennessy Louis Vuitton (a)	34	29,540
Panasonic Holdings Corp. (a)	600	5,536
Prosus (a)(b)	91	7,296
Sekisui House Ltd. (a)	400	7,539
Sony Group Corp. (a)	200	17,809
Target Corp.	62	10,673
Toyota Motor Corp. (a)	600	8,750
Tractor Supply	26	5,928
VF Corp.	116	3,589
		275,432
Consumer Staples - 7.3%
Anheuser-Busch InBev (a)	136	8,137
Archer-Daniels-Midland	78	6,462
Brown-Forman Corp.	80	5,326
Coca-Cola	418	25,632
Danone (a)	98	5,355
Diageo PLC (a)	288	12,480
General Mills, Inc.	92	7,209
Haleon PLC (a)(b)	490	1,956
Kimberly-Clark Corp.	52	6,760
Kirin Holdings Ltd. (a)	600	9,223
L'Oreal (a)	32	13,139
McCormick, Inc.	50	3,756
PepsiCo, Inc.	140	23,943
Procter & Gamble	240	34,171
Unilever PLC (a)	336	16,995
		180,544
Energy - 4.7%
Baker Hughes	134	4,253
BP PLC (a)	2,310	13,902
Cameco Corp. (a)	128	3,571
Cheniere Energy, Inc.	26	3,973
Enbridge, Inc. (a)	196	8,003
Equinor ASA (a)	172	5,223
Halliburton Co.	136	5,606
Marathon Petroleum Corp.	80	10,282
ONEOK, Inc.	80	5,478
Phillips 66	70	7,019
Repsol (a)	318	5,212
Schlumberger (a)	178	10,142
TC Energy Corp. (a)	130	5,585
TotalEnergies (a)	262	16,213
Valero Energy Corp.	58	8,122
Woodside Energy Group Ltd. (a)	202	5,161
		117,745
Financials - 15.0%
abrdn PLC (a)	4,642	12,150
AIA Group Ltd. (a)	1,200	13,556
Allianz (a)	42	9,999
Australia & New Zealand Banking Group Ltd. (a)	376	6,648
AXA (a)	202	6,278
Banco Bilbao Vizcaya Argentaria (a)	1,408	9,883
Banco Santander (a)	2,826	9,830
Bank of America Corp.	804	28,526
Bank of Montreal (a)	58	5,820
Bank of Nova Scotia (a)	110	5,938
Barclays PLC (a)	2,696	6,168
BNP Paribas (a)	162	11,067
Canadian Imperial Bank of Commerce (a)	98	4,461
Citigroup, Inc.	268	13,995
Commonwealth Bank of Australia (a)	176	13,649
DBS Group Holdings Ltd. (a)	400	10,892
Hong Kong Exchanges & Clearing Ltd. (a)	200	8,991
HSBC Holdings PLC (a)	2,066	15,169
ING Groep (a)	696	10,017
Lloyds Banking Group PLC (a)	11,076	7,170
Macquarie Group Ltd. (a)	54	7,128
Manulife Financial Corp. (a)	502	9,906
Marsh & McLennan, Inc.	46	8,046
MetLife, Inc.	92	6,718
Moody's Corp.	20	6,455
Morgan Stanley	136	13,237
Muenchener Rueckversicherungs-Gesellschaft (a)	24	8,628
National Australia Bank Ltd. (a)	312	6,989
National Bank of Canada (a)	70	5,243
Nordea Bank (a)	614	7,142
Power Corp. of Canada (a)	204	5,517
Principal Financial Group, Inc.	72	6,664
Prudential Financial, Inc.	54	5,667
Prudential PLC (a)	410	6,761
Sampo Oyj (a)	124	6,487
Skandinaviska Enskilda Banken (a)	532	6,410
Sun Life Financial, Inc. (a)	102	5,111
Swiss Re (a)	50	5,200
Toronto-Dominion Bank (a)	162	11,177
UBS Group (a)	434	9,183
Westpac Banking Corp. (a)	434	7,254
Zurich Insurance Group (a)	12	5,906
		371,036
Health Care - 14.1%
Agilent Technologies, Inc.	60	9,125
Alcon, Inc. (a)	74	5,530
Amgen, Inc.	56	14,134
Anthem, Inc.	24	12,000
Argenx (a)(b)	12	4,522
Astellas Pharma, Inc. (a)	200	2,941
AstraZeneca PLC (a)	172	22,424
Avantor, Inc. (b)	138	3,298
Biogen, Inc. (b)	26	7,563
Bio-Techne Corp.	56	4,461
Centene Corp. (b)	70	5,337
Cigna Corp.	38	12,034
CSL Ltd. (a)	56	11,762
Daiichi Sankyo Ltd. (a)	200	6,250
Danaher Corp.	78	20,622
Dexcom, Inc. (b)	72	7,711
Edwards Lifesciences Corp. (b)	86	6,596
Genmab (a)(b)	22	8,582
Gilead Sciences, Inc.	152	12,759
GSK PLC (a)	392	6,869
HCA Healthcare, Inc.	30	7,652
Horizon Therapeutics PLC (b)	46	5,047
Humana, Inc.	18	9,211
IDEXX Laboratories, Inc. (b)	16	7,688
Illumina, Inc. (b)	22	4,712
Intuitive Surgical, Inc. (b)	48	11,793
IQVIA Holdings, Inc. (b)	30	6,882
Lonza Group (a)	14	7,918
Merck KGaA (a)	20	4,150
Mettler-Toledo International, Inc. (b)	4	6,132
Novo Nordisk	176	24,230
Ono Pharmaceutical Co Ltd. (a)	200	4,342
Ramsay Health Care Ltd. (a)	70	3,286
ResMed, Inc.	28	6,394
Roche Holding (a)	74	22,975
Teleflex, Inc.	18	4,382
Vertex Pharmaceuticals, Inc. (b)	34	10,985
Waters Corp. (b)	14	4,600
West Pharmaceutical Services, Inc.	18	4,781
Zoetis, Inc.	54	8,937
		350,617
Industrials - 11.6%
3M	70	8,056
ABB Ltd. (a)	158	5,460
Accelleron Industries (a)(b)	7	164
Alstom (a)	172	5,081
BAE Systems PLC (a)	800	8,438
Caterpillar, Inc.	30	7,569
Cie de Saint-Gobain (a)	92	5,251
Cintas Corp.	14	6,212
Copart, Inc. (b)	124	8,260
Cummins, Inc.	34	8,484
Deere & Co.	32	13,531
Deutsche Post (a)	238	10,179
Equifax, Inc.	26	5,777
Experian PLC (a)	176	6,398
Ferguson PLC (a)	34	4,755
Geberit (a)	12	6,761
Hitachi Ltd. (a)	200	10,430
Itochu Corp. (a)	400	12,866
Johnson Controls International PLC	104	7,235
Kingspan Group PLC (a)	94	6,003
Komatsu Ltd. (a)	200	4,852
Kuehne + Nagel International (a)	14	3,316
Legrand (a)	66	5,858
Mitsubishi Electric Corp. (a)	600	6,579
Nibe Industrier (a)(b)	666	7,147
Recruit Holdings Ltd. (a)	200	6,373
Relx PLC (a)	276	8,162
Schneider Electric (a)	122	19,652
SGS (a)	2	4,844
Siemens (a)(b)	86	13,347
Siemens Energy (a)	190	3,945
Sumitomo Corp. (a)	400	7,145
TransUnion	54	3,875
Transurban Group (a)	611	5,946
Vestas Wind Systems (a)	264	7,661
Vinci (a)	74	8,329
Waste Management, Inc.	32	4,951
Wolters Kluwer (a)	56	6,091
WW Grainger, Inc.	10	5,895
Yaskawa Electric Corp. (a)	200	7,736
		288,614
Information Technology - 19.4%
Adobe, Inc. (b)	40	14,814
Advanced Micro Devices, Inc. (b)	144	10,822
Applied Materials, Inc.	76	8,473
ASML Holding (a)	32	20,942
Autodesk, Inc. (b)	44	9,467
Automatic Data Processing, Inc.	24	5,419
Cisco Systems, Inc.	270	13,141
Infineon Technologies (a)	160	5,720
Intel Corp.	608	17,182
Intuit, Inc.	22	9,299
Lam Research Corp.	14	7,001
Microsoft Corp.	918	227,490
Murata Manufacturing Ltd. (a)	200	11,371
NVIDIA Corp.	388	75,804
salesforce.com, Inc. (b)	76	12,766
SAP (a)	166	19,539
Texas Instruments, Inc.	68	12,050
		481,300
Materials - 4.3%
Agnico Eagle Mines Ltd. (a)	92	5,181
Air Liquide (a)	46	7,297
Akzo Nobel (a)	54	3,996
Ball Corp.	36	2,097
Ecolab, Inc.	42	6,503
Givaudan (a)	2	6,435
Holmen (a)	104	4,269
International Flavors & Fragrances, Inc.	48	5,398
International Paper	54	2,258
Linde PLC	50	16,547
Nitto Denko Corp. (a)	200	12,857
Novozymes (a)	100	5,181
Nutrien Ltd. (a)	54	4,457
PPG Industries, Inc.	48	6,256
Sherwin-Williams	34	8,044
Svenska Cellulosa (a)	292	4,036
UPM-Kymmene Oyj (a)	104	3,756
Wheaton Precious Metals Corp. (a)	60	2,736
		107,304
Real Estate - 2.8%
Alexandria Real Estate Equities, Inc. - REIT	34	5,465
American Tower Corp. - REIT	48	10,723
Boston Properties, Inc. - REIT	46	3,429
Crown Castle International Corp. - REIT	48	7,109
Digital Realty Trust, Inc. - REIT	40	4,585
Equinix, Inc. - REIT	20	14,762
Iron Mountain, Inc. - REIT	60	3,275
Prologis, Inc. - REIT	82	10,601
Simon Property Group, Inc. - REIT	46	5,909
Ventas, Inc. - REIT	68	3,523
		69,381
Utilities - 2.9%
Edison International	108	7,441
Enel SpA (a)	1,684	9,860
Exelon Corp.	94	3,966
Iberdrola (a)	736	8,589
National Grid PLC (a)	272	3,432
NextEra Energy, Inc.	178	13,284
Northland Power, Inc. (a)	198	5,303
Orsted (a)	64	5,653
Terna - Rete Elettrica Nazionale (a)	1,218	9,593
Verbund (a)	42	3,560
		70,681
Total Common Stocks		2,478,414
(Cost $2,472,166)

SHORT-TERM INVESTMENT 0.0%
First American Government Obligations Fund, Class X, 4.14% (c)
Total Short-Term Investment
(Cost $1,269)	1,269	1,269

Total Investments - 99.9%
(Cost $2,473,435)		2,479,683
Other Assets and Liabilites, Net - 0.1%		1,532
Total Net Assets - 100.0%		$2,481,215

ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.
(a)	Foreign company
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day effective yield as of January 31, 2023.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

At January 31, 2023, the country diversification for the Fund was as follows:
Country	% of Net Assets
United States	55.3%
European Union	15.6%
Great Britain	6.8%
Japan	6.8%
Switzerland	3.8%
Canada	3.7%
Australia	3.1%
Denmark	2.1%
Sweden	1.2%
Hong Kong	0.9%
Singapore	0.4%
Norway	0.2%
Short-Term Investment	0.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,478,414	$–	$–	$2,478,414
Short-Term Investment	1,269	–	–	1,269
Total Investments in Securities	$2,479,683	$–	$–	$2,479,683

Refer to the Schedule of Investments for further information on the classification of investments.